Revenue Recognition - Deferred Contract Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Contract Costs
Deferred contract costs	$ 4,368	$ 4,975
Deferred contract costs, current	1,896	2,300
Deferred contract costs, noncurrent	2,472	2,676
Amortization of deferred contract costs	3,836
Impairment of deferred contract costs
Costs to obtain a contract
Deferred Contract Costs
Deferred contract costs	609	717
Deferred setup costs
Deferred Contract Costs
Deferred contract costs	1,939	2,085
Other deferred fulfillment costs
Deferred Contract Costs
Deferred contract costs	$ 1,820	$ 2,173